(Front Cover)

Liberty Floating
Rate Fund
Annual Report
August 31, 2000

 PRESIDENT'S MESSAGE

STEVE GIBSON PHOTO

Dear Shareholder:

I am pleased to present the 2000 annual report for Liberty Floating Rate Fund. You may have noticed that your Fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom--however you define it.

The United States economy moved at a fast pace during the fiscal year ended August 31, 2000. Prompted by concerns that this rapid economic expansion could lead to higher rates of inflation down the road, the Federal Reserve raised the federal funds rate four times over the course of the fiscal year. These increases had a generally positive effect on the floating-rate bank loan market and the Fund. The reason: the coupons on floating-rate senior bank loans are reset periodically to reflect current interest rates, so their income generally rises when interest rates escalate.

Because their coupons periodically adjust with short-term interest rates, the principal value of floating-rate loans has historically remained relatively stable when compared to fixed-rate bonds. These factors, as well as the portfolio managers' emphasis on diversity and credit quality, should bode well for the Fund in the future.

On the following pages, you will find detailed information about the Fund's performance in fiscal 2000 and the investment strategies used to achieve it.

As always, we thank you for the confidence you have shown in Liberty and our funds.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson

President

October 25, 2000

   PERFORMANCE HIGHLIGHTS (AS OF 8/31/00)

    NET ASSET VALUE PER SHARE
                CLASS A       $10.00
                CLASS B       $10.00
                CLASS C       $10.00
                CLASS Z       $10.00

    DISTRIBUTIONS DECLARED PER SHARE
       (11/1/99-8/31/00)
                CLASS A        $0.71
                CLASS B        $0.67
                CLASS C        $0.65
                CLASS Z
                   (FROM
                   9/1/99)     $0.87

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Past Performance is no guarantee of future results.

 PERFORMANCE INFORMATION

Value of an Initial $10,000 Investment
12/31/98 - 8/31/00

 PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE
 CLASSES 12/31/98-8/31/00

                Ending          Ending
             account value   account value
             without sales    with sales
                charge          charge
 -----------------------------------------
 Class A        $11,373         $10,978
 -----------------------------------------
 Class B        $11,327         $11,027
 -----------------------------------------
 Class C        $11,311         $11,311
 -----------------------------------------
 Class Z        $11,410             N/A

                                                  DLJ LEVERAGED LOAN        CLASS A SHARES (WITHOUT    CLASS A SHARES (WITH SALES
                                                      INDEX PLUS                 SALES CHARGE)                  CHARGE)
                                                  ------------------        -----------------------    --------------------------
12/31/98                                               10000.00                    10000.00                    10000.00
                                                       10026.00                    10053.00                     9703.65
                                                        9982.00                    10135.00                     9782.79
                                                       10043.00                    10219.40                     9864.30
                                                       10116.00                    10292.20                     9934.54
                                                       10246.00                    10353.70                     9993.88
                                                       10339.00                    10427.80                    10065.40
                                                       10408.00                    10486.90                    10122.50
                                                       10370.00                    10520.30                    10154.80
                                                       10346.00                    10583.20                    10215.40
                                                       10331.00                    10627.30                    10258.00
                                                       10398.00                    10675.70                    10304.70
                                                       10469.00                    10767.80                    10393.60
                                                       10571.00                    10818.10                    10442.20
                                                       10606.00                    10910.90                    10531.80
                                                       10522.00                    10935.10                    10555.10
                                                       10560.00                    11013.70                    10631.00
                                                       10649.00                    11095.90                    10710.30
                                                       10714.00                    11183.20                    10794.60
                                                       10790.00                    11265.30                    10873.80
8/1/2000                                               10846.00                    11373.10                    10977.90

The DLJ Leveraged Loan Index Plus is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

Average Annual Total Returns as of 8/31/00

Share Class                               A                     B                     C                  Z
Inception                              11/1/99               11/1/99               11/1/99           12/17/98
-------------------------------------------------------------------------------------------------------------------
                                   Without    With       Without    With       Without    With        Without
                                    Sales    Sales        Sales    Sales        Sales    Sales         Sales
                                   Charge    Charge      Charge    Charge      Charge    Charge       Charge
-------------------------------------------------------------------------------------------------------------------
1 year                             7.88%     4.05%       7.44%     4.21%       7.29%     6.30%         8.23%
-------------------------------------------------------------------------------------------------------------------
Life                               7.93%     5.71%       7.67%     5.98%       7.58%     7.58%         8.14%

Average Annual Total Returns as of 6/30/00

1 year                             7.32%     3.53%       6.94%     3.72%       6.82%     5.83%         7.61%
-------------------------------------------------------------------------------------------------------------------
Life                               7.82%     5.36%       7.58%     5.68%       7.50%     7.50%         8.01%

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for Class A shares; the appropriate Class B shares early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0%; and the Class C shares EWC of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, B and C share (newer class shares) performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class A, B and C shares would have been lower.

      30-DAY SEC YIELDS AS OF 8/31/00

                                  AFTER
                              REIMBURSEMENT
       CLASS A SHARES             8.97%
       CLASS B SHARES             8.97%
       CLASS C SHARES             8.81%
       CLASS Z SHARES             9.66%
       THE 30-DAY SEC YIELD REFLECTS THE
       PORTFOLIO'S EARNING POWER, NET OF EXPENSES,
       EXPRESSED AS AN ANNUALIZED PERCENTAGE OF
       THE PUBLIC OFFERING PRICE AT THE END OF THE
       PERIOD. IF THE ADVISOR OR ITS AFFILIATES
       HAD NOT WAIVED CERTAIN FUND EXPENSES, THE
       30-DAY SEC YIELD WOULD HAVE BEEN 8.62% FOR
       CLASS A SHARES, 8.61% FOR CLASS B SHARES,
       8.46% FOR CLASS C SHARES AND 9.27% FOR
       CLASS Z SHARES.

 PORTFOLIO MANAGER'S REPORT

Liberty Floating Rate Fund seeks to provide high current income, while preserving capital, by investing in variable-rate senior bank loans(1) made to corporations, partnerships and others. Because these loans are below investment-grade and may involve greater risks, they have historically paid higher yields than U.S. Treasury bills or other short-term investments.(2)

ABOVE-AVERAGE PERFORMANCE DURING THE YEAR

Relative to the bank loan market, the Fund provided excellent performance. For the 12 months ended August 31, 2000, Class A shares delivered a total return of 7.88%, including reinvested dividends and without sales charge. This compares to total returns of 4.59% for the Fund's benchmark, the DLJ Leveraged Loan Index Plus. Its current SEC yield as of August 31, 2000 was 8.97%.

RISING INTEREST RATES HELPED BOOST RETURNS

In an attempt to head off higher inflation in the future, the Federal Reserve boosted key short-term interest rates 1.25% over the 12-month period. The three-month LIBOR followed suit, gaining 1.36%. Since floating-rate bank loans reset their rates periodically to reflect changes in the LIBOR, rising interest rates resulted in higher income to the Fund.

(1)While the Fund expects to maintain a relatively stable net asset value (NAV), its NAV will fluctuate. The Fund's NAV may fluctuate with changes in the perceived credit quality of loans in the portfolio. Changes that may affect credit quality include a sudden or extreme increase in prevailing interest rates, a default in a loan the portfolio owns or a substantial deterioration in a borrower's creditworthiness.

(2)Unlike floating-rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest, and some may also provide tax benefits.

FUND FOCUSED ON DIVERSIFICATION AND CREDIT QUALITY

Economic expansion fueled growth in new loan issuance throughout much of the period. Although the pace of new issuance slowed slightly toward the end of the fiscal year, the wide variety of loans available allowed us to build a highly diversified portfolio. As of the fiscal year-end, the portfolio held loans from 127 issuers in 48 industries encompassing both the "new" and "old" economies.

Anticipating that short-term interest rates would continue to rise throughout the period, we took a conservative stance, stressing loans from the more creditworthy issuers and issues with shorter maturities. Due to this emphasis on quality, the portfolio also experienced a lower default rate than did the general bank loan market.

A GROWING CORPORATE LOAN MARKET

Demand by businesses for financing has caused the corporate loan market to grow considerably in the past 18 months. In addition to providing more loans to choose from, the expansion of the market attracted a more diverse investor base. With more liquidity has come greater efficiency. Thus, it is easier now to determine what the market will pay for a given loan under current market conditions. This, rather than any change in investment strategy, is the chief reason the Fund's net asset value (NAV) fluctuated by approximately 1.0% over the past year.

STABLE INTEREST RATES LIKELY IN COMING MONTHS

We believe the bank loan market will continue

to mature, growing more efficient and more transparent in its pricing. At the same time, the economic slowdown and stable inflation rate point toward little change in interest rates before year-end 2000.

 TOP FIVE SECTOR BREAKDOWNS (8/31/00)

WIRELESS COMMUNICATIONS: 9.4%         LOGO
DIVERSIFIED MANUFACTURING: 6.1%
AUTOMOTIVE 5.6%
CHEMICALS: 3.3%
ENVIRONMENTAL SERVICES: 3.2%

SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE PORTFOLIO IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THAT THE PORTFOLIO WILL CONTINUE TO MAINTAIN THIS BREAKDOWN IN THE FUTURE.

/S/ BRIAN GOOD
BRIAN GOOD

/S/ JIM FELLOWS
JIM FELLOWS

BRIAN GOOD and JIM FELLOWS, senior vice presidents of the Advisor, have been portfolio managers of the Liberty Floating Rate Fund since 1998.

An investment in the Fund offers significant current income potential. However, the following could have the effect of reducing the net asset value (NAV) and distributions of the Fund: defaults on the loans held in the portfolio; nonpayment of scheduled interest or principal payments; prepayment of principal by borrowers resulting in a loan's replacement with a lower-yielding security, and the valuation of the portfolio's holdings.

The Fund is a continuously offered, closed-end mutual fund and provides limited liquidity through a quarterly tender offer between 5% and 25% of outstanding shares. Each quarter, the Fund's Trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

 INVESTMENT PORTFOLIO

August 31, 2000
(In thousands)

VARIABLE RATE SENIOR LOAN
INTERESTS(A)(B) - 93.1%                 PAR      VALUE
--------------------------------------------------------
AEROSPACE/DEFENSE - 0.9%
DeCrane Aircraft Holdings, Inc:
  Term B                      9/30/05  $2,958   $  2,967
  Term C                      4/30/06   1,496      1,506
                                                --------
                                                   4,473
                                                --------

AUTOMOTIVE - 5.6%
Blackstone Capital Co.,
  Term                       11/28/00   1,514      1,511
Blackstone Wasserstein Holdings,
  Term                       11/28/00   1,486      1,484
Dura Operating Corp.
  Term B                      3/31/06   5,000      5,002
J.L. French Automotive,
  Term B                     10/21/06   1,569      1,574
Key Plastics, Inc.,
  Term B                      3/15/06   1,474      1,128
Meridian Automotive Systems, Inc.,
  Term B                      3/31/07   6,000      6,009
Ontario Ltd.,
  Term B                      8/10/07   3,000      2,992
Stoneridge, Inc.,
  Term B                     12/31/05   1,970      1,984
Tenneco Automotive Inc.,
  Term B                      9/30/07   2,500      2,472
  Term C                      3/31/09   2,500      2,472
Venture Holdings Co., LLC
  Term B                       4/1/05   1,980      1,952
                                                --------
                                                  28,580
                                                --------

BROADCASTING - 1.8%
Comcorp Broadcasting, Inc.,
  Term B                      6/30/07   1,338      1,337
Cumulus Media, Inc.,
  Term B                      9/30/07   1,500      1,500
  Term C                      2/28/08   1,000      1,000
White Knight Broadcasting,
  Term B                      6/30/07   1,365      1,364
Young Broadcasting Inc.,
  Term B                     12/31/06   4,000      4,027
                                                --------
                                                   9,228
                                                --------

                                        PAR      VALUE
--------------------------------------------------------
--------------------------------------------------------
BUILDING & REAL ESTATE - 2.4%
Formica Corp.
  Term B                      4/30/06  $2,992   $  3,007
Juno Lighting,
  Term B                     11/30/06   1,153      1,152
Tapco International Corp.,
  Term B                      6/23/07   3,094      3,092
  Term C                      6/23/08   1,856      1,855
Therma-Tru Holdings, Inc.,
  Term B                       5/9/07   2,985      2,985
                                                --------
                                                  12,091
                                                --------

BUSINESS SERVICES - 2.4%
Encompass,
  Term C                      5/10/07   4,489      4,489
NATG Holdings LLC,
  Term B                     12/14/06   3,914      3,926
  Term C                      6/30/07   4,000      4,009
                                                --------
                                                  12,424
                                                --------

CABLE/TELEVISION - 3.0%
Century Cable Holdings, LLC.,
  Term B                      6/30/09   4,500      4,511
Charter Communications Operating, LLC.,
  Incremental Term B         12/30/08   4,500      4,483
RCN Corp.,
  Term B                       6/3/07   6,000      6,068
                                                --------
                                                  15,062
                                                --------

CHEMICALS - 3.3%
Huntsman ICI Chemicals, LLC.:
  Term B                      6/30/07   2,970      2,993
  Term C                      6/30/08   5,774      5,818
Lyondell Chemical Co.,
  Term B                      6/30/05   1,490      1,513
  Term E                      5/17/06   6,449      6,708
                                                --------
                                                  17,032
                                                --------

CONSUMER SERVICES - 0.7%
AMF Bowling Worldwide, Inc.,
  Axel A                      3/31/02      84         76
  Axel A-1                    3/31/03   2,539      2,240
  Axel B                      3/31/03   1,330      1,175
                                                --------
                                                   3,491
                                                --------


See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)


                                        PAR      VALUE
--------------------------------------------------------
CONSUMER SPECIALTIES - 2.1%
American Safety Razor,
  Term B                      4/30/07  $1,472   $  1,479
Doane Pet Care Co.,
  Term B                     12/31/05   1,496      1,501
Jostens, Inc.,
  Term B                      5/31/08   4,000      4,009
Weight Watchers International,
  Term B                      9/29/06     461        463
  Term B-1                    9/29/06   3,519      3,534
                                                --------
                                                  10,986
                                                --------
CONTAINER/PACKAGING - 1.4%
Gaylord Container Corp.,
  Term                        6/19/04   4,795      4,811
Huntsman Packaging Corp.,
  Term B                      5/31/08   2,500      2,453
                                                --------
                                                   7,264
                                                --------
DIVERSIFIED COMMERCIAL SERVICES - 2.1%
Concentra Operating Corp.,
  Term B                      6/30/06   2,650      2,493
  Term C                      6/30/07   1,325      1,246
EPS Solutions Corp.,
  Term A                      6/14/01     716        718
Outsourcing Solutions, Inc.,
  Term B                      5/31/06   5,972      5,986
                                                --------
                                                  10,443
                                                --------

DIVERSIFIED MANUFACTURING - 6.1%
Flowserve Corp.,
  Term B                      6/30/08   5,500      5,531
Freedom Forge Corp.,
  Term                       12/17/04   1,087      1,086
General Cable Corp.,
  Term B                      5/27/07     724        722
Gentek Inc.,
  Term C                     10/31/07   5,000      5,025
Jason Inc.,
  Term B                      6/30/07   4,500      4,522
MTD Products Inc.,
  Term B                      6/20/07   3,500      3,473
Polymer Group, Inc.,
  Term C                      9/30/08   2,500      2,507
Polypore, Inc.,
  Term B                     12/31/06   2,000      2,005
SPX Corp.,
  Term A                      9/30/04   1,830      1,832

                                        PAR      VALUE
--------------------------------------------------------
Superior Telecom,
  Term B                     11/27/05  $1,932   $  1,919
Tekni-Plex Inc.,
  Term B                      6/23/08   2,500      2,518
                                                --------
                                                  31,140
                                                --------

ELECTRIC UTILITIES - 1.2%
AES New York Funding, LLC.,
  Term B                      5/14/02   4,000      3,995
Western Resources
  Term B                      3/17/03   2,000      2,007
                                                --------
                                                   6,002
                                                --------

ELECTRONIC COMPONENTS - 1.0%
Knowles Electronics, Inc.,
  Term B                      6/29/07   1,000        925
Viasystems, Inc.,
  Term B                      3/31/07   4,000      4,003
                                                --------
                                                   4,928
                                                --------

ENGINEERING & CONSTRUCTION - 1.5%
Morrison Knudsen Corp.,
  Term B                       7/7/07   6,000      5,977
URS Corp.,
  Term B                       6/9/06     743        743
  Term C                       6/9/07     743        743
                                                --------
                                                   7,463
                                                --------

ENVIRONMENTAL SERVICES - 3.2%
Allied Waste North America, Inc.:
  Term B                      7/23/06   3,182      3,072
  Term C                      7/23/07   3,818      3,686
Environmental Systems Products Holdings,
  Term B                      9/30/05   2,268      1,531
Stericycle Inc.,
  Term B                     11/10/06   3,746      3,778
Synagro Technologies, Inc.,
  Term B                      7/27/07   4,000      4,005
                                                --------
                                                  16,072
                                                --------

FARMING/AGRICULTURE - 1.1%
Hines Nurseries, Inc.,
  Term B                      2/28/05   2,500      2,508
Quality Stores,
  Term B                      4/30/06   2,959      2,960
                                                --------
                                                   5,468
                                                --------

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)


                                        PAR      VALUE
--------------------------------------------------------
FOOD CHAINS - 0.5%
Big V Supermarkets, Inc.,
  Term B                      8/10/03  $2,462   $  2,452
                                                --------
FOOD MANUFACTURER - 1.6%
American Seafoods Group, LLC.,
  Term B                     12/31/05   5,000      5,032
Merisant Corp.,
  Term B                      3/31/07   1,995      2,007
United Signature Foods,
  Term C                      2/28/05     990        993
                                                --------
                                                   8,032
                                                --------

HEALTHCARE SERVICES - 2.1%
Alliance Imaging Inc.,
  Term A                     10/31/06   5,000      5,101
Quest Diagnostics Inc.,
  Term B                      8/16/06     517        522
  Term C                      8/16/07     478        482
Team Health, Inc.,
  Term B                      1/30/05   4,742      4,708
                                                --------
                                                  10,813
                                                --------

HOME FURNISHINGS - 0.1%
Simmons Co.,
  Term B                     10/29/05     424        424
                                                --------
HOSPITAL MANAGEMENT - 2.3%
Community Health Systems,
  Term D                     12/31/05   4,974      4,946
HCA-HealthONE, LLC.,
  Term B                      6/30/05   1,979      1,976
Vanguard Health Systems, Inc.,
  Term B                       2/1/06   4,975      4,985
                                                --------
                                                  11,907
                                                --------
HOTELS/RESORT - 3.0%
Starwood Hotels and Resorts,
  Tranche 2-TL2               2/23/03   6,000      6,030
Wyndham International,
  IRL                         6/30/04   5,500      5,521
  Term B                      6/30/06   3,500      3,457
                                                --------
                                                  15,008
                                                --------

INDUSTRIAL MACHINERY - 1.1%
Terex Corp.,
  Term B                      3/30/05   4,841      4,860
  Term C                       3/6/06     986        989
                                                --------
                                                   5,849
                                                --------

                                        PAR      VALUE
--------------------------------------------------------

INSURANCE BROKER/SERVICE - 1.1%
Willis North America, Inc.,
  Term C                      2/19/08  $2,850   $  2,864
  Term D                      8/19/08   2,850      2,864
                                                --------
                                                   5,728
                                                --------

MANUFACTURING - 0.7%
Thermadyne Holdings Corp:
  Term B                      5/22/05   1,896      1,849
  Term C                      5/22/06   1,896      1,849
                                                --------
                                                   3,698
                                                --------

MEDIA CONGLOMERATES - 0.7%
Bridge Information Systems,
  Term B                       7/7/05   2,478      2,280
  Multidraw                    7/7/03   1,427      1,313
                                                --------
                                                   3,593
                                                --------

MEDICAL SPECIALTIES - 1.3%
Dade Behring:
  Term B                      6/30/06   2,565      2,582
  Term C                      6/30/07   2,565      2,582
Stryker Corp.:
  Term B                      12/4/05     718        722
  Term C                      12/4/06     921        926
                                                --------
                                                   6,812
                                                --------

METAL FABRICATIONS - 2.0%
Mueller Group, Inc.,
  Term B                      8/16/06   1,511      1,519
  Term C                      8/16/07   1,511      1,526
  Term D                      8/16/07   1,746      1,767
OM Group, Inc.,
  Term B                      3/31/07   5,486      5,496
                                                --------
                                                  10,308
                                                --------

MILITARY/GOVERNMENT - 1.0%
Titan Corp.,
  Term C                       6/1/07   4,858      4,869
                                                --------

MOVIES/ENTERTAINMENT - 1.9%
Metro-Goldwyn-Mayer Studios Inc.,
  Term A                      3/31/05   5,000      5,011
Six Flags Theme Park
  Term B                      9/30/05   3,000      3,013
United Artists Theatre Co.,
  Term B                      4/21/06     821        609
  Term C                      4/21/07   1,126        836
                                                --------
                                                   9,469
                                                --------

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)


                                        PAR      VALUE
--------------------------------------------------------
OFFICE SUPPLIES - 0.8%
Mail-Well I Corp.,
  Term B                      2/22/07  $3,990   $  3,993
                                                --------
OIL REFINING/MARKETING - 0.9%
Port Arthur Finance Corp.,
  Term B                      6/15/07   4,620      4,611
                                                --------

PAPER - 1.4%
Bear Island Paper,
  Term                       12/31/05     290        291
Stone Container,
  Term E                      10/1/03   2,725      2,733
  Term F                     12/31/05   3,283      3,294
  Term G                     12/31/06     433        430
  Term H                     12/31/06     462        459
                                                --------
                                                   7,207
                                                --------

PHARMACEUTICALS - 0.7%
King Pharmaceutical, Inc.,
  Term B                     12/18/06   3,566      3,580
                                                --------

PRINTING/PUBLISHING - 2.4%
American Media Operations, Inc.,
  Term B                       4/1/07   3,000      3,022
DIMAC Corp.,
  Term B                      6/30/06     571        500
  Term C                     12/31/06     429        375
Merrill Communications, LLC.,
  Term B                     11/30/07   2,481      2,495
WRC Media Inc.,
  Term B                     11/30/06   5,978      6,044
                                                --------
                                                  12,436
                                                --------
RAIL/SHIPPING - 0.8%
Kansas City Southern Railway Co.,
  Term B                     12/31/06   1,000      1,006
RailAmerica Transportation Corp.,
  Term B                     12/31/06   2,969      2,986
                                                --------
                                                   3,992
                                                --------

REAL ESTATE INVESTMENT TRUST - 0.7%
Prison Realty Trust, Inc.,
  Term B                     12/31/02   2,985      2,537
  Term C                     12/31/02     990        843
                                                --------
                                                   3,380
                                                --------

                                        PAR      VALUE
--------------------------------------------------------

RENTAL/LEASING COMPANIES - 0.5%
Rent-A-Center Inc.,
  Term B                      1/31/06  $1,386   $  1,391
  Term C                      1/31/07   1,059      1,059
                                                --------
                                                   2,450
                                                --------

RETAIL STORES - 2.1%
Duane Reade:
  Additional Term C           2/15/06   1,492      1,493
  Term C                      2/15/06   2,955      2,953
Pantry Inc.,
  Term B                      1/31/06   1,969      1,977
SDM Corp.,
  Term C                       2/4/08   2,000      2,009
  Term E                       2/4/09   2,000      2,009
                                                --------
                                                  10,441
                                                --------

SEMICONDUCTORS - 2.9%
Amkor Technology, Inc.,
  Term B                      9/30/05   8,479      8,591
Semiconductor Components Industries, LLC.,
  Term B                       8/4/06     481        487
  Term C                       8/4/07     519        524
  Term D                       8/4/07   5,300      5,330
                                                --------
                                                  14,932
                                                --------

STEEL/IRON ORE - 2.3%
Ispat Inland, LP.,
  Term B                      7/16/05   2,481      2,475
  Term C                      7/16/06   2,481      2,475
UCAR Finance Inc.,
  Term B                     12/31/07   6,478      6,520
                                                --------
                                                  11,470
                                                --------

TELECOMMUNICATIONS
INFRASTRUCTURE EQUIPMENT - 2.6%
American Towers Inc.,
  Term B                     12/31/07   4,000      4,027
Crown Castle Operating Co.,
  Term B                      2/28/08   4,500      4,512
Global Crossing Holdings, Inc.,
  Term B                      6/30/06   4,500      4,530
                                                --------
                                                  13,069
                                                --------

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)


                                        PAR      VALUE
--------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 2.8%
Alaska Communications Systems Holdings, Inc.,
  Term B                     11/14/07  $1,579   $  1,584
  Term C                      5/14/08   1,421      1,425
ICG Communications, Inc.,
  Term B                      3/31/06     990        991
KMC Telecom, Inc.,
  Term                         7/1/07   2,000      1,998
McLeod USA Inc.,
  Term B                      5/31/08   4,000      4,013
Nextlink Communications Corp.,
  Term B                     10/31/05   4,000      4,037
                                                --------
                                                  14,048
                                                --------
TEXTILES - 1.0%
Synthetic Industries,
  Term B                     12/14/07   5,000      5,005
                                                --------

TRANSPORTATION - 1.1%
Evergreen International Aviation,
  Term B-1                     5/7/03     984        970
  Term B-2                     5/7/04   3,936      3,883
Gemini Air,
  Term A                      8/12/05     785        784
                                                --------
                                                   5,637
                                                --------

TRANSPORTATION MANUFACTURING - 1.5%
Motor Coach Industries,
  Term B                      6/16/06   1,485      1,486
Transportation Technology,
  Term B                      3/31/07   5,985      6,008
                                                --------
                                                   7,494
                                                --------

WIRELESS COMMUNICATION - 9.4%
American Cellular Corp.,
  Term B                      3/31/08   2,100      2,102
  Term C                      3/31/09   2,400      2,402
Centennial Cellular Operating Co.,
  LLC.,
  Term B                      5/31/07   3,470      3,492
  Term C                     11/30/07     982        989
Cook Inlet/Voicestream Operating Co., LLC.,
  Term B                     12/31/08   4,000      4,035
Dobson Operating Co.,
  Term B                     12/31/07   2,114      2,126
Dobson-Sygnet Wireless Inc.,
  Term B                      3/23/07     899        903
  Term C                     12/23/07     907        911

                                        PAR      VALUE
--------------------------------------------------------
Nextel Finance Co., Inc.,
  Term B                      6/30/08  $2,750   $  2,769
  Term C
    12/31/08                            2,750      2,769
  Term D                      3/31/09   2,000      1,997
Alpha-Nextel Partners, Inc.,
  Term                        1/29/08   6,000      6,042
Rural Cellular Corp.,
  Term B                      10/3/08   2,250      2,251
  Term C                       4/3/09   2,250      2,251
Ubiquitel Operating Co.,
  Term B                     11/17/08   4,500      4,526
Voicestream PCS Holding Corp.,
  Vendor A                    6/30/09   8,000      8,028
                                                --------
                                                  47,593
                                                --------
Total Variable Rate Senior Loan
  Interests (cost of $473,887)                   472,447
                                                --------
    SHORT-TERM OBLIGATIONS - 6.1%       PAR      VALUE
--------------------------------------------------------
Baxter International Loan,
  6.600%                       9/1/00   5,000      5,000
Burlington Northern Santa Fe,
  6.750%                       9/1/00   2,000      2,000
Dow Chemical Corp.,
  6.631%                       9/1/00   5,000      5,000
Enron Corp.,
  6.809%                       9/1/00   2,950      2,950
Safeway,
  6.750%                       9/1/00   3,000      3,000
Target Corp.,
  6.631%                       9/1/00   5,000      5,000
Texas Utilities,
  6.780%                       9/1/00   3,000      3,000
Transamerica Financial,
  6.650%                       9/1/00   5,000      5,000
                                                --------
Total Short-Term Obligations
  (cost of $30,950)                               30,950
                                                --------
Total Investments -- 99.2%
  (cost of $504,837)(c)                          503,397
                                                --------
OTHER ASSETS & LIABILITIES, NET - 0.8%             4,268
--------------------------------------------------------
NET ASSETS - 100.0%                             $507,665
                                                --------

NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Senior Loans in the Portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and

See notes to financial statements.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)


     because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Portfolio may be substantially less than the stated maturities shown. Although the Advisor is unable to accurately estimate the actual remaining maturity of individual Senior Loans, based on historical experience, the Advisor believes that the actual economic maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

(b) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c) At August 31, 2000, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized depreciation was $1,440, consisting of gross unrealized appreciation of $2,135 and gross unrealized depreciation of $3,575.

See notes to financial statements.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

 STATEMENT OF ASSETS & LIABILITIES
August 31, 2000
(All amounts in thousands)

ASSETS
  Investments, at market value
    (cost $504,837)                          $  503,397
  Interest and fees receivable                    4,311
  Cash                                              161
  Receivable for investments
    sold                                            960
  Other                                              19
                                             ----------
    Total Assets                                508,848
                                             ----------
LIABILITIES
  Payable to investment advisor                     194
  Deferred facility fees                            963
  Other                                              26
                                             ----------
    Total Liabilities                             1,183
                                             ----------
Net assets applicable to
  investors' beneficial interest             $  507,665
                                             ----------
                                             ----------

 STATEMENT OF OPERATIONS

For the Year Ended August 31, 2000
(All amounts in thousands)

INVESTMENT INCOME
Interest                                      $  24,468
Fees                                                317
                                              ---------
    Total Investment Income                      24,785
                                              ---------
EXPENSES
Management fees                                   1,137
Bookkeeping fees                                     30
Transfer agent fees                                   6
Audit fees                                           20
Trustees' fees                                       11
Custodian fee                                        14
Legal fees                                           10
Loan servicing fees                                 128
Other                                                36
                                              ---------
Total expenses                                    1,392
                                              ---------
    Net Investment Income                        23,393
                                              ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS
Net Realized Gains on
  Investments                                       243
Net Change in Unrealized
  Appreciation/Depreciation on
  Investments                                    (1,717)
                                              ---------
    Net Loss                                     (1,474)
                                              ---------
Increase in Net Assets
  Resulting from Operations                   $  21,919
                                              ---------

See notes to financial statements.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

(All amounts in thousands)

                                                                  FOR THE             FOR THE
                                                                YEAR ENDED          PERIOD ENDED
                                                              AUGUST 31, 2000    AUGUST 31, 1999(A)
---------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                            $ 23,393             $  4,274
Net realized gains on investments                                     243                   38
Net change in unrealized appreciation/depreciation on
  investments                                                      (1,717)                 277
                                                                 --------             --------
  Net increase in net assets resulting from operations             21,919                4,589
                                                                 --------             --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                     375,731              124,223
Withdrawals                                                       (18,278)                (519)
                                                                 --------             --------
Net increase from transactions in investors' beneficial
  interest                                                        357,453              123,704
                                                                 --------             --------
Net increase in net assets                                        379,372              128,293
TOTAL NET ASSETS
Beginning of period                                               128,293                   --
                                                                 --------             --------
End of period                                                    $507,665             $128,293
                                                                 ========             ========

(a) From commencement of operations on December 17, 1998.

See notes to financial statements.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

 STATEMENT OF CASH FLOWS

For the Year Ended August 31, 2000
(All amounts in thousands)

CASH PROVIDED (USED) BY FINANCING
  ACTIVITIES
Proceeds from capital contributions          $  375,731
Payments for capital withdrawals                (18,278)
                                             ----------
                                                357,453
                                             ----------
CASH PROVIDED (USED) BY OPERATIONS
Purchases of loan interests                    (404,693)
Proceeds from sales of loan interests            50,751
Net purchases of short-term portfolio
  securities                                    (23,150)
Interest, fees and other income received         24,785
Accretion income                                   (142)
Operating expenses paid                          (1,392)
Net change in receivables/payables related
  to operations                                  (3,462)
                                             ----------
                                               (357,303)
                                             ----------
Net increase in cash                                150
Cash, beginning of year                              11
                                             ----------
Cash, end of year                            $      161
                                             ----------

See notes to financial statements.

 LIBERTY FLOATING RATE FUND

 STATEMENT OF ASSETS & LIABILITIES

August 31, 2000
(All amounts in thousands, except per-share data)

ASSETS
Investment in Portfolio, at
value                                        $  322,505
Receivable for Fund shares sold                   7,663
Expense reimbursement due from
  Advisor                                            97
Other                                                23
                                             ----------
    Total Assets                                330,288
                                             ----------
LIABILITIES
Payable for distributions                           769
ACCRUED:
  Administration fee                                 50
  Transfer agent fee                                 43
  Bookkeeping fee                                     3
  Distribution fee - Class B                          4
  Distribution fee - Class C                          6
                                             ----------
    Total Liabilities                               875
                                             ----------
NET ASSETS                                   $  329,413
                                             ----------
                                             ----------
Net asset value & redemption
price per share - Class A
($147,209/14,722)                            $  10.00(a)
                                             ----------
                                             ----------
Maximum offering price per
share - Class A ($10.00/0.9650)              $  10.36(b)
                                             ----------
                                             ----------
Net asset value & offering price
per share - Class B
($83,695/8,369)                              $  10.00(a)
                                             ----------
                                             ----------
Net asset value & offering price
per share - Class C
($91,664/9,167)                              $  10.00(a)
                                             ----------
                                             ----------
Net asset value, redemption &
offering price per share - Class
Z ($6,845/684)                               $    10.00
                                             ----------
                                             ----------
ANALYSIS OF NET ASSETS
  Paid-in capital                            $  329,805
  Overdistributed net investment
    income                                          (28)
  Net realized gain on
    investments                                      94
  Net unrealized depreciation on
  investments                                      (458)
                                             ----------
                                             $  329,413
                                             ----------
                                             ----------

 STATEMENT OF OPERATIONS

For the Year Ended August 31, 2000
(All amounts in thousands)

INVESTMENT INCOME
Interest and fees allocated from
Portfolio                                    $    9,634
EXPENSES
Expenses allocated from
Portfolio                         $   544
Administrative fees                   195
Bookkeeping fees                       25
Transfer agent fees                   165
Service fees - Class A                119
Service fees - Class B                 66
Service fees - Class C                 63
Distribution fees - Class A            44
Distribution fees - Class B           114
Distribution fees - Class C           145
Trustees' fees                          8
Custodian fees                          1
Audit fees                              7
Legal fees                             57
Registration fees                     116
Reports to shareholders                44
Other                                  10
                                  -------
Total expenses                      1,723
Fees and expenses waived or
borne by the Advisor                 (381)
                                  -------
    Net Expenses                                  1,342
                                             ----------
    Net Investment Income                         8,292
                                             ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM PORTFOLIO
Net Realized Gain                                    94
Net Change in Unrealized
Appreciation/Depreciation                          (459)
                                             ----------
    Net Loss                                       (365)
                                             ----------
Increase in Net Assets Resulting
from Operations                              $    7,927
                                             ----------

(a) Redemption price per share is equal to net asset value less any applicable early withdrawal charge.
(b) On sales of $100,000 or more the offering price is reduced.

See notes to financial statements.

 LIBERTY FLOATING RATE FUND--STATEMENT OF CHANGES IN NET ASSETS

(All amounts in thousands)

                            YEAR ENDED   PERIOD ENDED
                            AUGUST 31,    AUGUST 31,
                             2000(A)       1999(B)
-----------------------------------------------------
OPERATIONS:
Net investment income        $  8,292        $ 30
Net realized gain                  94          (c)
Net change in unrealized
 appreciation/depreciation       (459)          1
                             --------        ----
    Net Increase from
      Operations                7,927          31
                             --------        ----
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net
  investment income -
  Class A                      (3,948)         --
Distributions from net
  realized gains - Class A         (c)         --
Distributions from net
  investment income -
  Class B                      (2,087)         --
Distributions from net
  realized gains - Class B         (c)         --
Distributions from net
  investment income -
  Class C                      (1,956)         --
Distributions from net
  realized gains - Class C         (c)         --
Distributions from net
  investment income -
  Class Z                        (329)        (30)
Distributions from net
  realized gains - Class Z         (c)         --
In excess of net
  investment
  income - Class Z                 --          (c)
                             --------        ----
                               (8,320)        (30)
                             --------        ----
SHARE TRANSACTIONS:
Subscriptions to Fund
  shares - Class A            145,898          --
Value of distributions
  reinvested - Class A          2,733          --
Redemption of Fund
  shares - Class A             (1,278)         --
                             --------        ----
                              147,353          --
                             --------        ----
Subscriptions to Fund
  shares - Class B             84,309          --
Value of distributions
  reinvested - Class B          1,133          --
Redemption of Fund
  shares - Class B             (1,639)         --
                             --------        ----
                               83,803          --
                             --------        ----
Subscriptions to Fund
  shares - Class C             91,170          --
Value of distributions
  reinvested - Class C          1,238          --
Redemption of Fund
  shares - Class C               (621)         --
                             --------        ----
                               91,787          --
                             --------        ----

                            YEAR ENDED   PERIOD ENDED
                            AUGUST 31,    AUGUST 31,
                             2000(A)       1999(B)
-----------------------------------------------------
Subscriptions to Fund
  shares - Class Z           $  6,826        $912
Value of distributions
  reinvested - Class Z             70          23
Redemption of Fund
  shares - Class Z               (926)        (43)
                             --------        ----
                                5,970         892
                             --------        ----
    Net increase from Fund
      share transactions      328,913         892
                             --------        ----
    Net increase in net
      assets                  328,520         893
TOTAL NET ASSETS:
Beginning of period               893          --
                             --------        ----
End of period                $329,413        $893
                             --------        ----
Undistributed
(Overdistributed) Net
Investment Income at End
of Period                    $    (28)       $ (c)
                             --------    --------
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions to Fund
  shares - Class A             14,577          --
Issued in reinvestment of
  distributions - Class A         273          --
Redemptions of Fund
  shares - Class A               (128)         --
                             --------        ----
                               14,722
                             --------        ----
Subscriptions to Fund
  shares - Class B              8,420          --
Issued in reinvestment of
  distributions - Class B         113          --
Redemptions of Fund
  shares - Class B               (164)         --
                             --------        ----
                                8,369          --
                             --------        ----
Subscriptions to Fund
  shares - Class C              9,105          --
Issued in reinvestment of
  distributions - Class C         124          --
Redemptions of Fund
  shares - Class C                (62)         --
                             --------        ----
                                9,167          --
                             --------        ----
Subscriptions to Fund
  shares - Class Z                680          91
Issued in reinvestment of
  distributions - Class Z           7           2
Redemptions of Fund
  shares - Class Z                (92)         (4)
                             --------        ----
                                  595          89
                             --------        ----

(a) Class A, Class B and Class C shares were initially offered on November 2, 1999.
(b) From commencement of operations on December 17, 1998.
(c) Rounds to less than one thousand.
See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

Liberty Floating Rate Fund (formerly Stein Roe Floating Rate Income Fund) (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital. The Fund may issue an unlimited number of shares. Effective November 2, 1999, the Fund began offering Class A, Class B and Class C shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front end sales charge and an annual distribution fee. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio commenced operations December 17, 1998. At commencement, the Fund contributed $100,000 in cash in exchange for beneficial ownership of the Portfolio. At December 17, 1998, Liberty-Stein Roe Institutional Floating Rate Income Fund also contributed cash of $100,000. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At August 31, 2000, Liberty Floating Rate Fund and Liberty-Stein Roe Institutional Floating Rate Income Fund owned 63.5% and 36.5%, respectively, of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

NOTE 2. SECURITY VALUATION AND TRANSACTIONS:

Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe & Farnham Inc. (the Advisor), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period and maturity of such Senior Loan interests; and
(iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

STATEMENT OF CASH FLOWS:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2000.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham, Inc. (the Advisor), is the investment Advisor of the Portfolio and receives a monthly fee equal to 0.45% annually of the Portfolio's average net assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Portfolio's and Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.17% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out of pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator is the Fund's principal underwriter. For the year ended August 31, 2000, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no early withdrawal charges (EWC) on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average net assets attributable to Class A, Class B and Class C shares, respectively.

The EWC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of service fees, distribution fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.80% of average net assets.

OTHER:

The Portfolio and Fund pays no compensation to their officers, all of whom are employees of the Advisor or Administrator.

INVESTMENT ACTIVITY:

During the year ended August 31, 2000, purchases and sales of investments, other than short-term obligations, were $404,693,379 and $50,750,597, respectively.

OTHER:

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 3. TENDER OF SHARES

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15(th) day of March, June, September and December, each year, or the next business day if the 15(th) is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the year ended August 31, 2000, there were four tender offers in November, February, May and August. The Fund offered to repurchase 10% of its shares and 0.01%, 1.55%, 1.71% and 3.36%, respectively, of shares outstanding were tendered.

NOTE 4. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

At August 31, 2000, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

SELLING                PRINCIPAL
PARTICIPANT              AMOUNT        VALUE
-----------            ---------       -----
Goldman Sachs Credit
  Partners LP          $3,986,031    $3,821,000

The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 FINANCIAL HIGHLIGHTS

                                                                YEAR ENDED          PERIOD ENDED
                                                              AUGUST 31, 2000    AUGUST 31, 1999(A)
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                           0.55%                0.96%(b)
Net investment income                                              9.26%                7.59%(b)
Portfolio turnover                                                   21%                  17%

(a) From commencement of operations on December 17, 1998.
(b) Annualized.

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data:

                                                                      YEAR ENDED AUGUST 31, 2000
                                                          CLASS A(A)    CLASS B(A)    CLASS C(A)    CLASS Z
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                     $  10.05      $  10.05      $  10.05     $  10.07
                                                           --------      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.71          0.67          0.66         0.87
Net realized and unrealized losses allocated from                                                      (0.07)
  Portfolio                                                   (0.05)        (0.05)        (0.05)
                                                           --------      --------      --------     --------
Total from Investment Operations                               0.66          0.62          0.61         0.80
                                                           --------      --------      --------     --------
DISTRIBUTIONS:
Net investment income                                         (0.71)        (0.67)        (0.66)       (0.87)
From net realized gains                                      (g)           (g)           (g)          (g)
                                                           --------      --------      --------     --------
Total Distributions                                           (0.71)        (0.67)        (0.66)       (0.87)
                                                           --------      --------      --------     --------
NET ASSET VALUE -- END OF PERIOD                           $  10.00      $  10.00      $  10.00     $  10.00
                                                           ========      ========      ========     ========
Ratio of net expenses to average net assets(b)                1.15%(f)      1.50%(f)      1.65%(f)     0.80%
Ratio of net investment income to average net assets(c)       8.53%(f)      8.18%(f)      8.03%(f)     8.94%
Total return(d)(e)                                            6.79%(h)      6.35%(h)      6.20%(h)     8.23%
Net assets, end of period (000's)                          $147,209      $ 83,695      $ 91,664     $  6,845

(a) Class A, Class B, and Class C shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Advisor, these ratios would have been 1.28%, 1.63%, 1.78% and 1.19%, respectively.
(c)  Computed giving effect to the Advisor's expense limitation undertaking.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal charge.
(f)  Annualized.
(g)  Rounds to less than $0.01.
(h) Not annualized.

Federal Income Tax information (unaudited)

The Fund designates $2,522 of long term capital gains earned during fiscal year ended August 31, 2000.

                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                1999(A)
--------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                          $  10.00
                                                                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.47
Net realized and unrealized gains allocated from Portfolio          0.07
                                                                --------
Total from Investment Operations                                    0.54
                                                                --------
DISTRIBUTIONS:
Net investment income                                              (0.47)
In excess of net investment income                                    (b)
                                                                --------
Total Distributions                                                (0.47)
                                                                --------
NET ASSET VALUE -- END OF PERIOD                                $  10.07
                                                                ========
Ratio of net expenses to average net assets(c)                     1.30%
Ratio of net investment income to average net assets(d)(e)         7.10%
Total return(f)(g)                                                 5.43%
Net assets, end of period (000's)                               $    893

(a)  From commencement of operations on December 17, 1998.
(b) Rounds to less than $0.01.
(c) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Advisor, this ratio would have been 56.79%.
(d) Computed giving effect to the Advisor's expense limitation undertaking.
(e)  Annualized.
(f)  Not annualized.
(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 REPORT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF
LIBERTY FLOATING RATE FUND
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, cash flows and the financial highlights present fairly, in all material respects, the financial position of Liberty Floating Rate Fund (the "Fund") and Stein Roe Floating Rate Limited Liability Company (the "Portfolio") at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the Portfolio's cash flows and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's and Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2000 by correspondence with the custodian and lending or agent banks provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2000

 TRUSTEES & TRANSFER AGENT

JOHN A. BACON, JR.
Private Investor

WILLIAM W. BOYD
Chairman and Director, Sterling Plumbing Group Inc.

LINDSAY COOK
Executive Vice President, Liberty Financial Companies, Inc.

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer, United Airlines

JANET LANGFORD KELLY
Executive Vice President, Secretary and General Counsel, Kellogg Company

CHARLES R. NELSON
Van Voorhis Professor of Political Economy, University of Washington

JOSEPH R. PALOMBO
Executive Vice President and Director, Colonial Management Associates

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Floating Rate Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Floating Rate Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Annual Report:
Liberty Floating Rate Fund

(Back Cover)

Give me Liberty.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. Liberty offers a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long-term. It's a relationship that's focused on you and your needs.

Liberty Floating Rate Fund  Annual Report, August 31, 2000

Liberty Funds
Liberty Funds Distributor, Inc.(C)2000
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

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